CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,320)	$ (10,641)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	190	159
Impairment of fixed assets	1,364	0
Share-based compensation	198	525
Financial income, net	(323)	(239)
Changes in assets and liabilities items:
Increase in prepaid and other current assets and non-current assets	(255)	(152)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(270)	320
Increase (decrease) in employees and payroll accruals	686	(293)
Decrease in royalties provision	(94)	(25)
Net cash used in operating activities	(9,824)	(10,346)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(83)	(323)
Changes in short-term deposits	8,069	(13,000)
Net cash provided by (used in) investing activities	7,986	(13,323)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses	0	8,850
Net cash provided by financing activities	0	8,850
Net increase in cash, cash equivalents and restricted cash	(1,838)	(14,819)
Cash, cash equivalents and restricted cash at the beginning of the period	4,442	26,807
Cash, cash equivalents and restricted cash at the end of the period	2,604	11,988
Supplemental disclosure of non-cash flow information
Purchase of property and equipment included in accounts payable and accrued expenses	0	38
Assets acquired under operating lease	136	167
Supplemental disclosure of cash flow information:
Cash paid for taxes	2	3
Interest received	$ 654	$ 138